U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: The Charles Schwab Family of Funds 101 Montgomery Street, San Francisco, CA 94104


2
Name of each series or class of securities for which this Form is filed
(if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Schwab Advisor Cash Reserves
Schwab California Municipal Money Fund
Schwab Cash Reserves
Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Money Market Fund
Schwab Municipal Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab California AMT Tax-Free Money Fund


3
Investment Company Act File Number: 	811-05954.
Securities Act File Number: 	033-31894.


4 (a)
Last day of fiscal year for which this Form is filed: 	 December 31, 2007.

4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year) (See Instruction A.2).


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4 (c)
[  ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:


(i)
Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):
$544,399,728,539


(ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year:
$496,245,875,960


(iii)
Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:
$0


(iv)
Total available redemption credits [add Items 5(ii) and 5(iii)]:
-$496,245,875,960


(v)
Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$48,153,852,579


(vi)
Redemption credits available for use in future years -
if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv)
from Item (5(i)]:
$0


(vii)
Multiplier for determining registration fee (See
instruction C.9):
x  .0000393


(viii)
Registration fee due [multiply Item 5(v) by Item
5(vii)] enter  " 0 "  if no fee is due.
=  $1,892,446.41


6
Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7
Interest due - if this Form is being filed more than 90
days after the end of the issuer's fiscal year (See
Instruction D):
+  $0



8
Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
=  $1,892,446.41



9
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

March 20, 2007
CIK Number designated to receive payment:
0000857156



Method of Delivery:


[X] Wire Transfer
[  ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Director - Fund Administration

Date: March 17, 2008